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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

Investment Company Act file number 811-01474

                                 AIM Stock Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 7/31

Date of reporting period: 04/30/06

Item 1. Schedule of Investments.

                                AIM DYNAMICS FUND
           Quarterly Schedule of Portfolio Holdings o April 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                   [AIM INVESTMENTS LOGO]
 --Registered Trademark--                     --Registered Trademark--


AIMinvestments.com          I-DYN-QTR-1  4/06        A I M Advisors, Inc.

AIM DYNAMICS FUND

SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)


                                                    SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--96.39%

ADVERTISING--1.01%

Clear Channel Outdoor Holdings,
  Inc.-Class A(a)                                    936,239        $ 22,095,240
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE--1.52%

Precision Castparts Corp.                            527,067          33,194,680
--------------------------------------------------------------------------------

AGRICULTURAL PRODUCTS--0.84%

Archer-Daniels-Midland Co.                           504,934          18,349,302
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS--1.07%

Robinson (C.H.) Worldwide, Inc.                      527,884          23,411,655
--------------------------------------------------------------------------------

APPAREL RETAIL--1.26%

Aeropostale, Inc.(a)                                 696,667          21,394,644
--------------------------------------------------------------------------------
Urban Outfitters, Inc.(a)                            268,656           6,232,819
--------------------------------------------------------------------------------
                                                                      27,627,463
--------------------------------------------------------------------------------

APPAREL, ACCESSORIES & LUXURY
  GOODS--2.42%

Coach, Inc.(a)                                       592,437          19,562,270
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                              550,691          33,437,957
--------------------------------------------------------------------------------
                                                                      53,000,227
--------------------------------------------------------------------------------

APPLICATION SOFTWARE--5.03%

Amdocs Ltd.(a)                                       748,885          27,858,522
--------------------------------------------------------------------------------
Business Objects S.A.-ADR
  (France)(a)(b)                                     501,123          16,201,307
--------------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                    1,166,157          22,075,352
--------------------------------------------------------------------------------
Citrix Systems, Inc.(a)                              559,820          22,348,014
--------------------------------------------------------------------------------
TIBCO Software Inc.(a)                             2,511,017          21,644,966
--------------------------------------------------------------------------------
                                                                     110,128,161
--------------------------------------------------------------------------------

ASSET MANAGEMENT & CUSTODY
  BANKS--1.09%

Legg Mason, Inc.                                     200,535          23,759,387
--------------------------------------------------------------------------------

BIOTECHNOLOGY--1.86%

Celgene Corp.(a)                                     390,000          16,442,400
--------------------------------------------------------------------------------
Cephalon, Inc.(a)                                    246,699          16,198,256
--------------------------------------------------------------------------------
CV Therapeutics, Inc.(a)                             403,723           8,013,902
--------------------------------------------------------------------------------
                                                                      40,654,558
--------------------------------------------------------------------------------

BROADCASTING & CABLE TV--0.51%

Univision Communications
  Inc.-Class A(a)                                    311,284          11,109,726
--------------------------------------------------------------------------------

CASINOS & GAMING--2.28%

Scientific Games Corp.-Class
  A(a)                                               715,999          27,272,402
--------------------------------------------------------------------------------
Station Casinos, Inc.                                293,489          22,622,132
--------------------------------------------------------------------------------
                                                                      49,894,534
--------------------------------------------------------------------------------

COAL & CONSUMABLE FUELS--1.69%

Aventine Renewable Energy
  Holdings, Inc. (Acquired
  12/12/05-02/14/06; Cost
  $13,001,670)(a)(c)                                 942,289          34,864,693
--------------------------------------------------------------------------------



                                                       SHARES           VALUE
--------------------------------------------------------------------------------
COAL & CONSUMABLE FUELS--(CONTINUED)

CONSOL Energy Inc.                                      26,000       $ 2,214,160
--------------------------------------------------------------------------------
                                                                      37,078,853
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT--0.89%

Polycom, Inc.(a)                                       759,357        16,705,854
--------------------------------------------------------------------------------
Tellabs, Inc.(a)                                       181,467         2,876,252
--------------------------------------------------------------------------------
                                                                      19,582,106
--------------------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS--0.56%

Network Appliance, Inc.(a)                             329,361        12,209,412
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING--0.37%

Foster Wheeler Ltd.(a)                                 182,082         8,113,574
--------------------------------------------------------------------------------

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS--1.51%

Cummins Inc.                                           111,685        11,671,083
--------------------------------------------------------------------------------
Joy Global Inc.                                        327,080        21,485,885
--------------------------------------------------------------------------------
                                                                      33,156,968
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS--0.80%

Harman International
  Industries, Inc.                                     199,301        17,536,495
--------------------------------------------------------------------------------

CONSUMER FINANCE--1.46%

AmeriCredit Corp.(a)                                 1,058,329        32,046,202
--------------------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED
  SERVICES--2.39%

Alliance Data Systems Corp.(a)                         593,380        32,635,900
--------------------------------------------------------------------------------
Fidelity National Information
  Services, Inc.                                       515,700        19,596,600
--------------------------------------------------------------------------------
                                                                      52,232,500
--------------------------------------------------------------------------------

DEPARTMENT STORES--0.45%

Nordstrom, Inc.                                        255,851         9,806,769
--------------------------------------------------------------------------------

DIVERSIFIED CHEMICALS--0.64%

Ashland Inc.                                           214,013        14,086,336
--------------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES--1.85%

Corrections Corp. of America(a)                        571,007        25,626,794
--------------------------------------------------------------------------------
IHS Inc.- Class A(a)                                   524,094        14,842,342
--------------------------------------------------------------------------------
                                                                      40,469,136
--------------------------------------------------------------------------------

DIVERSIFIED METALS & MINING--1.15%

Phelps Dodge Corp.                                     292,656        25,224,021
--------------------------------------------------------------------------------

DRUG RETAIL--1.14%

Shoppers Drug Mart Corp.
  (Canada)                                             627,900        24,936,279
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS &
  EQUIPMENT--2.19%

Acuity Brands, Inc.                                    519,166        21,431,173
--------------------------------------------------------------------------------
Cooper Industries, Ltd.-Class A                        291,114        26,622,375
--------------------------------------------------------------------------------
                                                                      48,053,548
--------------------------------------------------------------------------------

AIM DYNAMICS FUND

                                                       SHARES           VALUE
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
  MANUFACTURERS--1.10%

Amphenol Corp.-Class A                                 417,838       $24,151,036
--------------------------------------------------------------------------------

ELECTRONIC MANUFACTURING
  SERVICES--0.79%

Molex Inc.                                             278,856        10,351,135
--------------------------------------------------------------------------------
Molex Inc.-Class A                                     219,096         7,043,936
--------------------------------------------------------------------------------
                                                                      17,395,071
--------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS--1.00%

Schein (Henry), Inc.(a)                                467,658        21,802,216
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT--2.26%

Hologic, Inc.(a)                                       139,000         6,626,130
--------------------------------------------------------------------------------
Intuitive Surgical, Inc.(a)                            100,000        12,700,000
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                      890,000        19,081,600
--------------------------------------------------------------------------------
Thermo Electron Corp.(a)                               290,000        11,176,600
--------------------------------------------------------------------------------
                                                                      49,584,330
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES--1.08%

Community Health Systems Inc.(a)                       295,338        10,703,049
--------------------------------------------------------------------------------
Psychiatric Solutions, Inc.(a)                         390,000        12,893,400
--------------------------------------------------------------------------------
                                                                      23,596,449
--------------------------------------------------------------------------------

HEALTH CARE SERVICES--3.72%

Cerner Corp.(a)                                        407,000        16,137,550
--------------------------------------------------------------------------------
Covance Inc.(a)                                         13,818           806,280
--------------------------------------------------------------------------------
DaVita, Inc.(a)                                        383,622        21,582,574
--------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                        360,000        19,162,800
--------------------------------------------------------------------------------
Omnicare, Inc.                                         417,858        23,696,727
--------------------------------------------------------------------------------
                                                                      81,385,931
--------------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES--2.20%

Hilton Hotels Corp.                                    947,444        25,524,141
--------------------------------------------------------------------------------
Starwood Hotels & Resorts
  Worldwide, Inc.                                      394,123        22,614,778
--------------------------------------------------------------------------------
                                                                      48,138,919
--------------------------------------------------------------------------------

HOUSEWARES & SPECIALTIES--1.22%

Jarden Corp.(a)                                        783,748        26,647,432
--------------------------------------------------------------------------------

INDUSTRIAL MACHINERY--1.00%

Kaydon Corp.                                           510,709        21,929,844
--------------------------------------------------------------------------------

INSURANCE BROKERS--0.62%

National Financial Partners
  Corp.                                                261,165        13,580,580
--------------------------------------------------------------------------------

INTEGRATED OIL & GAS--0.11%

CNX Gas Corp.(a)(d)                                     87,037         2,480,554
--------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION
  SERVICES--0.90%

Qwest Communications
  International Inc.(a)                              2,943,800        19,752,898
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES--0.08%

Websense, Inc.(a)                                       68,986         1,714,992
--------------------------------------------------------------------------------


                                                      SHARES            VALUE
--------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--1.47%

Schwab (Charles) Corp. (The)                         1,800,293       $32,225,245
--------------------------------------------------------------------------------

IT CONSULTING & OTHER SERVICES--1.09%

Cognizant Technology Solutions
  Corp.-Class A(a)                                     375,159        23,863,864
--------------------------------------------------------------------------------

MANAGED HEALTH CARE--2.61%

Aveta, Inc. (Acquired
  12/21/05-02/21/06; Cost
  $21,217,968)(a)(c)                                 1,549,493        25,179,261
--------------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                          323,649        16,075,646
--------------------------------------------------------------------------------
Humana Inc.(a)                                         350,000        15,813,000
--------------------------------------------------------------------------------
                                                                      57,067,907
--------------------------------------------------------------------------------

OIL & GAS DRILLING--2.56%

ENSCO International Inc.                               360,000        19,256,400
--------------------------------------------------------------------------------
Noble Corp.                                            204,000        16,103,760
--------------------------------------------------------------------------------
Todco-Class A                                          450,000        20,641,500
--------------------------------------------------------------------------------
                                                                      56,001,660
--------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES--3.07%

Grant Prideco, Inc.(a)                                 430,000        22,016,000
--------------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                         330,000        22,760,100
--------------------------------------------------------------------------------
Weatherford International
  Ltd.(a)                                              425,000        22,495,250
--------------------------------------------------------------------------------
                                                                      67,271,350
--------------------------------------------------------------------------------

OIL & GAS EXPLORATION &
  PRODUCTION--1.91%

Rosetta Resources, Inc.(a)(d)                        1,258,835        25,340,349
--------------------------------------------------------------------------------
Southwestern Energy Co.(a)                             460,000        16,569,200
--------------------------------------------------------------------------------
                                                                      41,909,549
--------------------------------------------------------------------------------

OIL & GAS REFINING & MARKETING--1.40%

Frontier Oil Corp.                                     267,000        16,161,510
--------------------------------------------------------------------------------
Tesoro Corp.                                           207,000        14,473,440
--------------------------------------------------------------------------------
                                                                      30,634,950
--------------------------------------------------------------------------------

OIL & GAS STORAGE &
  TRANSPORTATION--1.05%

Williams Cos., Inc. (The)                            1,051,397        23,057,136
--------------------------------------------------------------------------------

PAPER PACKAGING--0.96%

Smurfit-Stone Container Corp.(a)                     1,629,601        21,103,333
--------------------------------------------------------------------------------

PHARMACEUTICALS--1.55%

Adams Respiratory Therapeutics,
  Inc.(a)                                               286,000       12,266,540
--------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                            538,000       21,724,440
--------------------------------------------------------------------------------
                                                                      33,990,980
--------------------------------------------------------------------------------

PUBLISHING--0.85%

R.H. Donnelley Corp.(a)                                 330,470       18,549,281
--------------------------------------------------------------------------------

REAL ESTATE--0.60%

People's Choice Financial Corp.
  (Acquired 12/21/04; Cost
  $23,815,000)(a)(c)                                  2,381,500       13,098,250
--------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.          F-2

AIM DYNAMICS FUND


                                                       SHARES         VALUE
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT &
  DEVELOPMENT--1.88%

CB Richard Ellis Group,
  Inc.-Class A(a)                                     469,190     $   41,237,109
--------------------------------------------------------------------------------

REGIONAL BANKS--1.81%

Centennial Bank Holdings
  Inc.(a)(d)                                        1,891,921         21,681,415
--------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                 46,696          1,883,716
--------------------------------------------------------------------------------
Signature Bank(a)                                     452,564         16,007,189
--------------------------------------------------------------------------------
                                                                      39,572,320
--------------------------------------------------------------------------------

RESTAURANTS--0.64%

Ruby Tuesday, Inc.                                    467,965         13,931,318
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT--0.99%

ASML Holding N.V.-New York
  Shares (Netherlands)(a)                           1,025,532         21,690,002
--------------------------------------------------------------------------------

SEMICONDUCTORS--7.18%

Analog Devices, Inc.                                  539,570         20,460,494
--------------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                             241,401          9,923,995
--------------------------------------------------------------------------------
Integrated Device Technology,
  Inc.(a)                                           1,566,154         23,836,864
--------------------------------------------------------------------------------
Intersil Corp.-Class A                                666,838         19,745,073
--------------------------------------------------------------------------------
Marvell Technology Group Ltd.(a)                      246,543         14,075,140
--------------------------------------------------------------------------------
Microchip Technology Inc.                             585,560         21,817,966
--------------------------------------------------------------------------------
National Semiconductor Corp.                          767,066         22,996,639
--------------------------------------------------------------------------------
Nvidia Corp.(a)                                       229,260          6,698,977
--------------------------------------------------------------------------------
Spansion Inc.-Class A(a)                            1,024,674         17,542,419
--------------------------------------------------------------------------------
                                                                     157,097,567
--------------------------------------------------------------------------------

SOFT DRINKS--0.53%

Hansen Natural Corp.(a)                                90,000         11,651,400
--------------------------------------------------------------------------------

SPECIALIZED FINANCE--1.18%

Chicago Mercantile Exchange
  Holdings Inc.                                        56,251         25,762,958
--------------------------------------------------------------------------------

SPECIALTY CHEMICALS--0.78%

Nalco Holding Co.(a)                                  905,549         17,069,599
--------------------------------------------------------------------------------

SPECIALTY STORES--2.04%

Office Depot, Inc.(a)                                 573,380         23,267,760
--------------------------------------------------------------------------------
Staples, Inc.                                         808,431         21,350,663
--------------------------------------------------------------------------------
                                                                      44,618,423
--------------------------------------------------------------------------------

STEEL--0.89%

Allegheny Technologies, Inc.                          281,532         19,521,429
--------------------------------------------------------------------------------

SYSTEMS SOFTWARE--0.68%

Red Hat, Inc.(a)                                      509,398         14,971,207
--------------------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS--0.48%

Avnet, Inc.(a)                                        403,984         10,564,182
--------------------------------------------------------------------------------

TRADING COMPANIES &
  DISTRIBUTORS--1.31%

WESCO International, Inc.(a)                          381,134         28,585,050
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
  SERVICES--4.82%

American Tower Corp.-Class A(a)                     1,432,501         48,905,584
--------------------------------------------------------------------------------
Leap Wireless International,
  Inc.(a)                                             588,902         27,060,047
--------------------------------------------------------------------------------


                                                      SHARES           VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)

NII Holdings Inc.(a)                                  493,178     $   29,541,362
--------------------------------------------------------------------------------
                                                                     105,506,993
--------------------------------------------------------------------------------
    Total Common Stocks & Other Equity Interests
    (Cost $1,648,737,673)                                          2,110,470,446
--------------------------------------------------------------------------------


                                    NUMBER OF    EXERCISE  EXPIRATION
                                    CONTRACTS     PRICE      DATE
--------------------------------------------------------------------------------

PUT OPTIONS PURCHASED--0.04%

BIOTECHNOLOGY--0.01%

Cephalon, Inc.                         1,058     $    65     06-June     327,980
--------------------------------------------------------------------------------

PHARMACEUTICALS--0.03%

Forest Laboratories, Inc.              1,607     $    40     06-June     265,155
--------------------------------------------------------------------------------
Forest Laboratories, Inc.              3,373     $    40     06-June     320,705
--------------------------------------------------------------------------------
                                                                         585,860
--------------------------------------------------------------------------------
    Total Put Options Purchased
    (Cost $924,674)                                                      913,840
--------------------------------------------------------------------------------

                                                  SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--2.39%

Premier Portfolio-Institutional Class
  (Cost $52,313,387)(e)                            52,313,387         52,313,387
--------------------------------------------------------------------------------
Total Investments (excluding
  investments purchased with cash
  collateral from securities
  loaned)--98.82%
  (Cost $1,701,975,734)                                            2,163,697,673
--------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--0.02%

Premier Porfolio-Institutional
  Class(e)(f)                                         340,002            340,002
--------------------------------------------------------------------------------
    Total Money Market Funds
      (purchased with cash collateral
      from securities loaned)
      (Cost $340,002)                                                    340,002
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.84%
  (Cost $1,702,315,736)                                            2,164,037,675
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--1.16%                                  25,387,155
--------------------------------------------------------------------------------
NET ASSETS--100.00%                                               $2,189,424,830
================================================================================

Investment Abbreviations:

ADR  --American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security is out on loan at April 30, 2006.


See accompanying notes which are an integral part of this schedule.          F-3

AIM DYNAMICS FUND

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2006 was $73,142,204, which represented 3.34% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2006 was $49,502,318, which represented 2.26% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.          F-4

AIM DYNAMICS FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.


      A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

      Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

      Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

      Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

      Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM DYNAMICS FUND
   value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

      Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

      Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

      The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies,
   (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM DYNAMICS FUND

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM DYNAMICS FUND


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended April 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                     CHANGE IN
                                                                     UNREALIZED                                  REALIZED
                    VALUE         PURCHASES          PROCEEDS       APPRECIATION          VALUE      DIVIDEND      GAIN
FUND              07/31/05         AT COST          FROM SALES     (DEPRECIATION)        04/30/06     INCOME      (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class           $ 26,495,353    $ 701,550,768    $ (675,732,734)    $      --         $ 52,313,387  $ 1,496,512    $   --
--------------------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                     CHANGE IN
                                                                     UNREALIZED                                  REALIZED
                    VALUE           PURCHASES       PROCEEDS        APPRECIATION       VALUE         DIVIDEND     GAIN
FUND              07/31/05           AT COST       FROM SALES      (DEPRECIATION)     04/30/06        INCOME *    (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class           $ 9,532,450     $  339,142,301   $ (348,334,749)   $          --     $   340,002  $    73,603   $       --
==========================================================================================================================

   TOTAL        $36,027,803     $1,040,693,069   $1,024,067,483    $          --     $52,653,389  $ 1,570,115   $       --
==========================================================================================================================

* Net of compensation to counterparties.


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

   At April 30, 2006, a security with a value of $323,300 was on loan to brokers. The loan was secured by cash collateral of $340,002 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended April 30, 2006, the Fund received dividends on cash collateral investments of $73,603 for securities lending transactions, which are net of compensation to counterparties.

AIM DYNAMICS FUND


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2006 was $1,725,697,787 and $1,968,623,195, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ------------------------------------------------------------------------------------------------------

     Aggregate unrealized appreciation of investment securities                              $ 494,890,034
     ------------------------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                              (33,168,095)
     ======================================================================================================
     Net unrealized appreciation of investment securities                                    $ 461,721,939
     ______________________________________________________________________________________________________
     ======================================================================================================
     Cost of investments is the same for tax and financial statement purposes.


NOTE 5 -- SIGNIFICANT EVENT

The Board of Trustees of the Trust unanimously approved, on November 14, 2005, a Plan of Reorganization pursuant to which the Fund would acquire all of the assets of AIM Mid Cap Growth Fund ("Selling Fund"), a series of AIM Equity Funds ("the Reorganization"). Upon closing of the Reorganization, shareholders of Selling Fund will receive a corresponding class of shares of the Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

   The Plan of Reorganization requires approval of Selling Fund's shareholders. The Fund submitted the Plan of Reorganization to the shareholders for their consideration at a meeting held on March 16, 2006 and the Plan was approved. As of the close of business on March 17, 2006, the selling Fund was closed to new investors. The Reorganization was completed on April 10, 2006.

                             AIM S&P 500 INDEX FUND
            Quarterly Schedule of Portfolio Holdings - April 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.COM          I-SPI-QTR-1  4/06        A I M Advisors,Inc.

AIM S&P 500 INDEX FUND


SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)


                                                    SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--99.01%

ADVERTISING--0.17%

Interpublic Group of Cos., Inc. (The)(a)                 8,299     $      79,504
--------------------------------------------------------------------------------
Omnicom Group Inc.                                       3,446           310,175
--------------------------------------------------------------------------------
                                                                         389,679
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE--2.40%

Boeing Co. (The)                                        15,429         1,287,550
--------------------------------------------------------------------------------
General Dynamics Corp.                                   7,716           506,324
--------------------------------------------------------------------------------
Goodrich Corp.                                           2,378           105,821
--------------------------------------------------------------------------------
Honeywell International Inc.                            16,012           680,510
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                        2,337           190,933
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                    6,906           524,165
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                   6,760           452,244
--------------------------------------------------------------------------------
Raytheon Co.                                             8,599           380,678
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                   3,320           189,904
--------------------------------------------------------------------------------
United Technologies Corp.                               19,574         1,229,443
--------------------------------------------------------------------------------
                                                                       5,547,572
--------------------------------------------------------------------------------

AGRICULTURAL PRODUCTS--0.20%

Archer-Daniels-Midland Co.                              12,604           458,029
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS--1.05%

FedEx Corp.                                              5,857           674,316
--------------------------------------------------------------------------------
Ryder System, Inc.                                       1,172            61,120
--------------------------------------------------------------------------------
United Parcel Service, Inc.-Class B                     21,054         1,706,848
--------------------------------------------------------------------------------
                                                                       2,442,284
--------------------------------------------------------------------------------

AIRLINES--0.10%

Southwest Airlines Co.                                  13,650           221,403
--------------------------------------------------------------------------------

ALUMINUM--0.25%

Alcoa Inc.                                              16,806           567,707
--------------------------------------------------------------------------------

APPAREL RETAIL--0.25%

Gap, Inc. (The)                                         11,064           200,148
--------------------------------------------------------------------------------
Limited Brands, Inc.                                     6,712           172,096
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                     8,880           214,274
--------------------------------------------------------------------------------
                                                                         586,518
--------------------------------------------------------------------------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.22%

Coach, Inc.(a)                                           7,389           243,985
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                2,201            75,604
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                      2,026            79,115
--------------------------------------------------------------------------------
V.F. Corp.                                               1,698           103,901
--------------------------------------------------------------------------------
                                                                         502,605
--------------------------------------------------------------------------------

APPLICATION SOFTWARE--0.45%

Adobe Systems Inc.(a)                                   11,563           453,270
--------------------------------------------------------------------------------
Autodesk, Inc.(a)                                        4,448           186,994
--------------------------------------------------------------------------------
Citrix Systems, Inc.(a)                                  3,440           137,325
--------------------------------------------------------------------------------
Compuware Corp.(a)                                       7,378            56,663
--------------------------------------------------------------------------------
Intuit Inc.(a)                                           3,410           184,720
--------------------------------------------------------------------------------
Parametric Technology Corp.(a)                           2,141            31,986
--------------------------------------------------------------------------------
                                                                       1,050,958
--------------------------------------------------------------------------------

                                                    SHARES             VALUE
--------------------------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY BANKS--1.12%

Ameriprise Financial, Inc.                               4,831     $     236,912
--------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                        14,869           522,645
--------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                        1,623            56,967
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                 2,941           273,866
--------------------------------------------------------------------------------
Janus Capital Group Inc.                                 4,140            80,565
--------------------------------------------------------------------------------
Legg Mason, Inc.                                         2,387           282,812
--------------------------------------------------------------------------------
Mellon Financial Corp.                                   7,987           300,551
--------------------------------------------------------------------------------
Northern Trust Corp.                                     3,570           210,237
--------------------------------------------------------------------------------
State Street Corp.                                       6,419           419,289
--------------------------------------------------------------------------------
T. Rowe Price Group Inc.                                 2,545           214,264
--------------------------------------------------------------------------------
                                                                       2,598,108
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT--0.13%

Johnson Controls, Inc.                                   3,742           305,160
--------------------------------------------------------------------------------

AUTOMOBILE MANUFACTURERS--0.22%

Ford Motor Co.                                          35,936           249,755
--------------------------------------------------------------------------------
General Motors Corp.                                    10,901           249,415
--------------------------------------------------------------------------------
                                                                         499,170
--------------------------------------------------------------------------------

AUTOMOTIVE RETAIL--0.07%

AutoNation, Inc.(a)                                      2,826            63,642
--------------------------------------------------------------------------------
AutoZone, Inc.(a)                                        1,064            99,601
--------------------------------------------------------------------------------
                                                                         163,243
--------------------------------------------------------------------------------

BIOTECHNOLOGY--1.25%

Amgen Inc.(a)                                           22,529         1,525,213
--------------------------------------------------------------------------------
Applera Corp.-Applied Biosystems Group                   3,532           101,863
--------------------------------------------------------------------------------
Biogen Idec Inc.(a)                                      6,632           297,445
--------------------------------------------------------------------------------
Genzyme Corp.(a)                                         5,007           306,228
--------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                                 8,911           512,383
--------------------------------------------------------------------------------
MedImmune, Inc.(a)                                       4,924           154,958
--------------------------------------------------------------------------------
                                                                       2,898,090
--------------------------------------------------------------------------------

BREWERS--0.32%

Anheuser-Busch Cos., Inc.                               14,966           667,184
--------------------------------------------------------------------------------
Molson Coors Brewing Co.-Class B                         1,106            81,689
--------------------------------------------------------------------------------
                                                                         748,873
--------------------------------------------------------------------------------

BROADCASTING & CABLE TV--0.94%

CBS Corp.-Class B                                       14,896           379,401
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                       9,962           284,216
--------------------------------------------------------------------------------
Comcast Corp.-Class A(a)                                41,228         1,276,007
--------------------------------------------------------------------------------
Scripps Co. (E.W.) (The)-Class A                         1,639            75,525
--------------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)                 4,309           153,788
--------------------------------------------------------------------------------
                                                                       2,168,937
--------------------------------------------------------------------------------

BUILDING PRODUCTS--0.17%

American Standard Cos. Inc.                              3,435           149,525
--------------------------------------------------------------------------------
Masco Corp.                                              8,024           255,966
--------------------------------------------------------------------------------
                                                                         405,491
--------------------------------------------------------------------------------

CASINOS & GAMING--0.23%

Harrah's Entertainment, Inc.                             3,548           289,659
--------------------------------------------------------------------------------

AIM S&P 500 INDEX FUND

                                                    SHARES             VALUE
--------------------------------------------------------------------------------
CASINOS & GAMING--(CONTINUED)

International Game Technology                        6,499         $     246,507
--------------------------------------------------------------------------------
                                                                         536,166
--------------------------------------------------------------------------------

COMMERCIAL PRINTING--0.06%

Donnelley (R.R.) & Sons Co.                          4,162               140,218
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT--2.93%

ADC Telecommunications, Inc.(a)                      2,257                50,534
--------------------------------------------------------------------------------
Andrew Corp.(a)                                      3,071                32,491
--------------------------------------------------------------------------------
Avaya Inc.(a)                                        8,038                96,456
--------------------------------------------------------------------------------
Ciena Corp.(a)                                      11,226                45,914
--------------------------------------------------------------------------------
Cisco Systems, Inc.(a)                             118,571             2,484,063
--------------------------------------------------------------------------------
Comverse Technology, Inc.(a)                         3,893                88,176
--------------------------------------------------------------------------------
Corning Inc.(a)                                     29,803               823,457
--------------------------------------------------------------------------------
JDS Uniphase Corp.(a)                               32,314               112,776
--------------------------------------------------------------------------------
Lucent Technologies Inc.(a)                         86,157               240,378
--------------------------------------------------------------------------------
Motorola, Inc.                                      48,187             1,028,793
--------------------------------------------------------------------------------
QUALCOMM Inc.                                       31,930             1,639,286
--------------------------------------------------------------------------------
Tellabs, Inc.(a)                                     8,681               137,594
--------------------------------------------------------------------------------
                                                                       6,779,918
--------------------------------------------------------------------------------

COMPUTER & ELECTRONICS RETAIL--0.25%

Best Buy Co., Inc.                                   7,838               444,101
--------------------------------------------------------------------------------
Circuit City Stores, Inc.                            2,934                84,353
--------------------------------------------------------------------------------
RadioShack Corp.                                     2,595                44,115
--------------------------------------------------------------------------------
                                                                         572,569
--------------------------------------------------------------------------------

COMPUTER HARDWARE--3.06%

Apple Computer, Inc.(a)                             16,418             1,155,663
--------------------------------------------------------------------------------
Dell Inc.(a)                                        45,371             1,188,720
--------------------------------------------------------------------------------
Gateway, Inc.(a)                                     5,094                11,207
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                 54,526             1,770,459
--------------------------------------------------------------------------------
International Business Machines Corp.               30,214             2,487,821
--------------------------------------------------------------------------------
NCR Corp.(a)                                         3,508               138,215
--------------------------------------------------------------------------------
Sun Microsystems, Inc.(a)                           66,721               333,605
--------------------------------------------------------------------------------
                                                                       7,085,690
--------------------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS--0.55%

EMC Corp.(a)                                        45,819               619,015
--------------------------------------------------------------------------------
Lexmark International, Inc.-Class A(a)               2,087               101,637
--------------------------------------------------------------------------------
Network Appliance, Inc.(a)                           7,212               267,349
--------------------------------------------------------------------------------
QLogic Corp.(a)                                      3,110                64,719
--------------------------------------------------------------------------------
SanDisk Corp.(a)                                     3,549               226,532
--------------------------------------------------------------------------------
                                                                       1,279,252
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING--0.07%

Fluor Corp.                                          1,673               155,438
--------------------------------------------------------------------------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.75%

Caterpillar Inc.                                    12,932               979,470
--------------------------------------------------------------------------------
Cummins Inc.                                           895                93,527
--------------------------------------------------------------------------------
Deere & Co.                                          4,566               400,803
--------------------------------------------------------------------------------
Navistar International Corp.(a)                      1,189                31,366
--------------------------------------------------------------------------------
PACCAR Inc.                                          3,263               234,708
--------------------------------------------------------------------------------
                                                                       1,739,874
--------------------------------------------------------------------------------


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.07%

Vulcan Materials Co.                                 1,935         $     164,398
--------------------------------------------------------------------------------
CONSUMER ELECTRONICS--0.05%

Harman International Industries, Inc.                1,265               111,307
--------------------------------------------------------------------------------

CONSUMER FINANCE--0.96%

American Express Co.                                23,859             1,283,853
--------------------------------------------------------------------------------
Capital One Financial Corp.                          5,804               502,858
--------------------------------------------------------------------------------
SLM Corp.                                            8,044               425,367
--------------------------------------------------------------------------------
                                                                       2,212,078
--------------------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED SERVICES--1.01%

Affiliated Computer Services, Inc.-Class A(a)        2,265               126,296
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                     11,172               492,462
--------------------------------------------------------------------------------
Computer Sciences Corp.(a)                           3,594               210,429
--------------------------------------------------------------------------------
Convergys Corp.(a)                                   2,695                52,472
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                        9,917               268,552
--------------------------------------------------------------------------------
First Data Corp.                                    14,788               705,240
--------------------------------------------------------------------------------
Fiserv, Inc.(a)                                      3,556               160,304
--------------------------------------------------------------------------------
Paychex, Inc.                                        6,439               260,071
--------------------------------------------------------------------------------
Sabre Holdings Corp.-Class A                         2,541                58,672
--------------------------------------------------------------------------------
                                                                       2,334,498
--------------------------------------------------------------------------------

DEPARTMENT STORES--0.67%

Dillard's, Inc.-Class A                              1,187                30,957
--------------------------------------------------------------------------------
Federated Department Stores, Inc.                    5,247               408,479
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                4,476               292,999
--------------------------------------------------------------------------------
Kohl's Corp.(a)                                      6,645               371,057
--------------------------------------------------------------------------------
Nordstrom, Inc.                                      4,213               161,484
--------------------------------------------------------------------------------
Sears Holdings Corp.(a)                              1,923               276,316
--------------------------------------------------------------------------------
                                                                       1,541,292
--------------------------------------------------------------------------------

DISTILLERS & VINTNERS--0.09%

Brown-Forman Corp.-Class B                           1,603               119,424
--------------------------------------------------------------------------------
Constellation Brands, Inc.-Class A(a)                3,800                93,860
--------------------------------------------------------------------------------
                                                                         213,284
--------------------------------------------------------------------------------

DISTRIBUTORS--0.06%

Genuine Parts Co.                                    3,333               145,485
--------------------------------------------------------------------------------

DIVERSIFIED BANKS--2.32%

Comerica Inc.                                        3,137               178,401
--------------------------------------------------------------------------------
U.S. Bancorp                                        34,717             1,091,502
--------------------------------------------------------------------------------
Wachovia Corp.                                      31,279             1,872,048
--------------------------------------------------------------------------------
Wells Fargo & Co.                                   32,308             2,219,237
--------------------------------------------------------------------------------
                                                                       5,361,188
--------------------------------------------------------------------------------

DIVERSIFIED CHEMICALS--0.89%

Ashland Inc.                                         1,373                90,371
--------------------------------------------------------------------------------
Dow Chemical Co. (The)                              18,649               757,336
--------------------------------------------------------------------------------
E. I. du Pont de Nemours and Co.                    17,734               782,069
--------------------------------------------------------------------------------
Eastman Chemical Co.                                 1,573                85,493
--------------------------------------------------------------------------------
Engelhard Corp.                                      2,385                91,608
--------------------------------------------------------------------------------
Hercules Inc.(a)                                     2,176                30,921
--------------------------------------------------------------------------------
PPG Industries, Inc.                                 3,187               213,911
--------------------------------------------------------------------------------
                                                                       2,051,709
--------------------------------------------------------------------------------


See accompanying notes which are an integral part of this schedule.

AIM S&P 500 INDEX FUND

                                                   SHARES              VALUE
--------------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES--0.24%

Cendant Corp.                                       19,435         $     338,752
--------------------------------------------------------------------------------
Cintas Corp.                                         2,655               111,457
--------------------------------------------------------------------------------
Equifax Inc.                                         2,494                96,119
--------------------------------------------------------------------------------
                                                                         546,328
--------------------------------------------------------------------------------

DIVERSIFIED METALS & MINING--0.24%

Freeport-McMoRan Copper & Gold, Inc.-Class B         3,547               229,065
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                   3,923               338,124
--------------------------------------------------------------------------------
                                                                         567,189
--------------------------------------------------------------------------------

DRUG RETAIL--0.56%

CVS Corp.                                           15,757               468,298
--------------------------------------------------------------------------------
Walgreen Co.                                        19,510               818,054
--------------------------------------------------------------------------------
                                                                       1,286,352
--------------------------------------------------------------------------------

EDUCATION SERVICES--0.06%

Apollo Group, Inc.-Class A(a)                        2,710               148,074
--------------------------------------------------------------------------------

ELECTRIC UTILITIES--1.38%

Allegheny Energy, Inc.(a)                            3,145               112,056
--------------------------------------------------------------------------------
American Electric Power Co., Inc.                    7,589               253,928
--------------------------------------------------------------------------------
Edison International                                 6,280               253,775
--------------------------------------------------------------------------------
Entergy Corp.                                        4,006               280,180
--------------------------------------------------------------------------------
Exelon Corp.                                        12,862               694,548
--------------------------------------------------------------------------------
FirstEnergy Corp.                                    6,358               322,414
--------------------------------------------------------------------------------
FPL Group, Inc.                                      7,779               308,049
--------------------------------------------------------------------------------
Pinnacle West Capital Corp.                          1,911                76,631
--------------------------------------------------------------------------------
PPL Corp.                                            7,329               212,834
--------------------------------------------------------------------------------
Progress Energy, Inc.                                4,863               208,136
--------------------------------------------------------------------------------
Southern Co. (The)                                  14,299               460,857
--------------------------------------------------------------------------------
                                                                       3,183,408
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.50%

American Power Conversion Corp.                      3,313                73,681
--------------------------------------------------------------------------------
Cooper Industries, Ltd.-Class A                      1,769               161,775
--------------------------------------------------------------------------------
Emerson Electric Co.                                 7,930               673,654
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                            3,416               247,523
--------------------------------------------------------------------------------
                                                                       1,156,633
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.18%

Agilent Technologies, Inc.(a)                        8,264               317,503
--------------------------------------------------------------------------------
Symbol Technologies, Inc.                            4,876                51,930
--------------------------------------------------------------------------------
Tektronix, Inc.                                      1,573                55,558
--------------------------------------------------------------------------------
                                                                         424,991
--------------------------------------------------------------------------------

ELECTRONIC MANUFACTURING SERVICES--0.15%

Jabil Circuit, Inc.(a)                               3,365               131,201
--------------------------------------------------------------------------------
Molex Inc.                                           2,746               101,932
--------------------------------------------------------------------------------
Sanmina-SCI Corp.(a)                                10,259                53,244
--------------------------------------------------------------------------------
Solectron Corp.(a)                                  17,630                70,520
--------------------------------------------------------------------------------
                                                                         356,897
--------------------------------------------------------------------------------


                                                   SHARES              VALUE
--------------------------------------------------------------------------------
ENVIRONMENTAL & FACILITIES SERVICES--0.20%

Allied Waste Industries, Inc.(a)                     4,659         $      65,971
--------------------------------------------------------------------------------
Waste Management, Inc.                              10,647               398,837
--------------------------------------------------------------------------------
                                                                         464,808
--------------------------------------------------------------------------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0 19%

Monsanto Co.                                         5,192               433,013
--------------------------------------------------------------------------------

FOOD DISTRIBUTORS--0.15%

Sysco Corp.                                         11,939               356,857
--------------------------------------------------------------------------------

FOOD RETAIL--0.40%

Albertson's, Inc.                                    7,109               180,071
--------------------------------------------------------------------------------
Kroger Co. (The)(a)                                 13,985               283,336
--------------------------------------------------------------------------------
Safeway Inc.                                         8,668               217,827
--------------------------------------------------------------------------------
SUPERVALU Inc.                                       2,625                76,151
--------------------------------------------------------------------------------
Whole Foods Market, Inc.                             2,678               164,376
--------------------------------------------------------------------------------
                                                                         921,761
--------------------------------------------------------------------------------

FOOTWEAR--0.13%

NIKE, Inc.-Class B                                   3,648               298,552
--------------------------------------------------------------------------------

FOREST PRODUCTS--0.17%

Louisiana-Pacific Corp.                              2,043                56,346
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                     4,689               330,434
--------------------------------------------------------------------------------
                                                                         386,780
--------------------------------------------------------------------------------

GAS UTILITIES--0.03%

Nicor Inc.                                             851                33,708
--------------------------------------------------------------------------------
Peoples Energy Corp.                                   739                26,848
--------------------------------------------------------------------------------
                                                                          60,556
--------------------------------------------------------------------------------

GENERAL MERCHANDISE STORES--0.48%

Big Lots, Inc.(a)                                    2,196                31,732
--------------------------------------------------------------------------------
Dollar General Corp.                                 6,103               106,558
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                           2,993                74,825
--------------------------------------------------------------------------------
Target Corp.                                        16,948               899,939
--------------------------------------------------------------------------------
                                                                       1,113,054
--------------------------------------------------------------------------------

GOLD--0.22%

Newmont Mining Corp.                                 8,612               502,596
--------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS--0.47%

AmerisourceBergen Corp.                              4,029               173,851
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                8,133               547,757
--------------------------------------------------------------------------------
McKesson Corp.                                       5,901               286,730
--------------------------------------------------------------------------------
Patterson Cos. Inc.(a)                               2,672                87,054
--------------------------------------------------------------------------------
                                                                       1,095,392
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT--1.80%

Bard (C.R.), Inc.                                    2,004               149,218
--------------------------------------------------------------------------------
Baxter International Inc.                           12,501               471,288
--------------------------------------------------------------------------------
Becton, Dickinson and Co.                            4,767               300,512
--------------------------------------------------------------------------------
Biomet, Inc.                                         4,771               177,386
--------------------------------------------------------------------------------
Boston Scientific Corp.(a)                          22,257               517,253
--------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)              2,378               167,768
--------------------------------------------------------------------------------
Hospira, Inc.(a)                                     3,100               119,505
--------------------------------------------------------------------------------
Medtronic, Inc.                                     23,268             1,166,192
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                    2,521                54,050
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM S&P 500 INDEX FUND

                                                    SHARES              VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--(CONTINUED)

St. Jude Medical, Inc.(a)                            7,066         $     278,966
--------------------------------------------------------------------------------
Stryker Corp.                                        5,632               246,400
--------------------------------------------------------------------------------
Thermo Electron Corp.(a)                             3,126               120,476
--------------------------------------------------------------------------------
Waters Corp.(a)                                      2,014                91,274
--------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                             4,776               300,410
--------------------------------------------------------------------------------
                                                                       4,160,698
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES--0.25%

HCA, Inc.                                            7,863               345,107
--------------------------------------------------------------------------------
Health Management Associates, Inc.-Class A           4,638                96,053
--------------------------------------------------------------------------------
Manor Care, Inc.                                     1,524                66,827
--------------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                            9,065                75,421
--------------------------------------------------------------------------------
                                                                         583,408
--------------------------------------------------------------------------------

HEALTH CARE SERVICES--0.58%

Caremark Rx, Inc.(a)                                 8,648               393,916
--------------------------------------------------------------------------------
Express Scripts, Inc.(a)                             2,821               220,433
--------------------------------------------------------------------------------
IMS Health Inc.                                      3,840               104,371
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)              2,415               137,897
--------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                      5,867               312,300
--------------------------------------------------------------------------------
Quest Diagnostics Inc.                               3,135               174,714
--------------------------------------------------------------------------------
                                                                       1,343,631
--------------------------------------------------------------------------------

HEALTH CARE SUPPLIES--0.05%

Bausch & Lomb Inc.                                   1,036                50,712
--------------------------------------------------------------------------------
Millipore Corp.(a)                                   1,003                74,002
--------------------------------------------------------------------------------
                                                                         124,714
--------------------------------------------------------------------------------

HOME ENTERTAINMENT SOFTWARE--0.14%

Electronic Arts Inc.(a)                              5,856               332,621
--------------------------------------------------------------------------------

HOME FURNISHINGS--0.04%

Leggett & Platt, Inc.                                3,515                93,253
--------------------------------------------------------------------------------

HOME IMPROVEMENT RETAIL--1.16%

Home Depot, Inc. (The)                              40,952             1,635,213
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                   15,073               950,353
--------------------------------------------------------------------------------
Sherwin-Williams Co. (The)                           2,137               108,859
--------------------------------------------------------------------------------
                                                                       2,694,425
--------------------------------------------------------------------------------

HOMEBUILDING--0.29%

Centex Corp.                                         2,366               131,550
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                    5,239               157,275
--------------------------------------------------------------------------------
KB HOME                                              1,481                91,185
--------------------------------------------------------------------------------
Lennar Corp.-Class A                                 2,642               145,125
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                    4,124               154,031
--------------------------------------------------------------------------------
                                                                         679,166
--------------------------------------------------------------------------------

HOMEFURNISHING RETAIL--0.09%

Bed Bath & Beyond Inc.(a)                            5,406               207,320
--------------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES--0.44%

Carnival Corp.(b)                                    8,369               391,836
--------------------------------------------------------------------------------
Hilton Hotels Corp.                                  6,352               171,123
--------------------------------------------------------------------------------
Marriott International, Inc.-Class A                 3,127               228,490
--------------------------------------------------------------------------------

                                                    SHARES               VALUE
--------------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES--(CONTINUED)

Starwood Hotels & Resorts Worldwide, Inc.            4,160         $     238,701
--------------------------------------------------------------------------------
                                                                       1,030,150
--------------------------------------------------------------------------------

HOUSEHOLD APPLIANCES--0.17%

Black & Decker Corp. (The)                           1,491               139,573
--------------------------------------------------------------------------------
Snap-on Inc.                                         1,123                46,604
--------------------------------------------------------------------------------
Stanley Works (The)                                  1,396                72,941
--------------------------------------------------------------------------------
Whirlpool Corp.                                      1,496               134,266
--------------------------------------------------------------------------------
                                                                         393,384
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS--2.15%

Clorox Co. (The)                                     2,893               185,673
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                9,934               587,298
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                 8,883               519,922
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                          63,408             3,690,979
--------------------------------------------------------------------------------
                                                                       4,983,872
--------------------------------------------------------------------------------

HOUSEWARES & SPECIALTIES--0.16%

Fortune Brands, Inc.                                 2,821               226,527
--------------------------------------------------------------------------------
Newell Rubbermaid Inc.                               5,291               145,079
--------------------------------------------------------------------------------
                                                                         371,606
--------------------------------------------------------------------------------

HUMAN RESOURCE & EMPLOYMENT SERVICES--0 12%

Monster Worldwide Inc.(a)                            2,437               139,884
--------------------------------------------------------------------------------
Robert Half International Inc.                       3,305               139,702
--------------------------------------------------------------------------------
                                                                         279,586
--------------------------------------------------------------------------------

HYPERMARKETS & SUPER CENTERS--1.15%

Costco Wholesale Corp.                               9,120               496,401
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                               48,158             2,168,555
--------------------------------------------------------------------------------
                                                                       2,664,956
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.38%

AES Corp. (The)(a)                                  12,646               214,603
--------------------------------------------------------------------------------
Constellation Energy Group                           3,439               188,870
--------------------------------------------------------------------------------
Dynegy Inc.-Class A(a)                               5,807                28,861
--------------------------------------------------------------------------------
TXU Corp.                                            8,920               442,699
--------------------------------------------------------------------------------
                                                                         875,033
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES--4.08%

3M Co.                                              14,554             1,243,348
--------------------------------------------------------------------------------
General Electric Co.                               200,945             6,950,688
--------------------------------------------------------------------------------
Textron Inc.                                         2,551               229,462
--------------------------------------------------------------------------------
Tyco International Ltd.                             38,852             1,023,750
--------------------------------------------------------------------------------
                                                                       9,447,248
--------------------------------------------------------------------------------

INDUSTRIAL GASES--0.28%

Air Products and Chemicals, Inc.                     4,291               294,019
--------------------------------------------------------------------------------
Praxair, Inc.                                        6,222               349,241
--------------------------------------------------------------------------------
                                                                         643,260
--------------------------------------------------------------------------------

INDUSTRIAL MACHINERY--0.80%

Danaher Corp.                                        4,573               293,175
--------------------------------------------------------------------------------
Dover Corp.                                          3,918               194,921
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM S&P 500 INDEX FUND

                                                   SHARES              VALUE
--------------------------------------------------------------------------------

INDUSTRIAL MACHINERY--(CONTINUED)

Eaton Corp.                                          2,870         $     219,986
--------------------------------------------------------------------------------
Illinois Tool Works Inc.                             3,953               405,973
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A                      6,312               276,150
--------------------------------------------------------------------------------
ITT Industries, Inc.                                 3,560               200,179
--------------------------------------------------------------------------------
Pall Corp.                                           2,408                72,673
--------------------------------------------------------------------------------
Parker Hannifin Corp.                                2,307               186,982
--------------------------------------------------------------------------------
                                                                       1,850,039
--------------------------------------------------------------------------------

INSURANCE BROKERS--0.25%

Aon Corp.                                            6,206               260,094
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                         10,545               323,415
--------------------------------------------------------------------------------
                                                                         583,509
--------------------------------------------------------------------------------

INTEGRATED OIL & GAS--6.03%

Chevron Corp.                                       42,916             2,618,734
--------------------------------------------------------------------------------
ConocoPhillips                                      31,801             2,127,487
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                  117,719             7,425,715
--------------------------------------------------------------------------------
Hess Corp.(a)                                        1,542               220,922
--------------------------------------------------------------------------------
Marathon Oil Corp.                                   7,070               561,075
--------------------------------------------------------------------------------
Murphy Oil Corp.                                     3,182               159,673
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                           8,303               853,050
--------------------------------------------------------------------------------
                                                                      13,966,656
--------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES--2.32%

AT&T Inc.                                           74,794             1,960,351
--------------------------------------------------------------------------------
BellSouth Corp.                                     34,658             1,170,747
--------------------------------------------------------------------------------
CenturyTel, Inc.                                     2,221                83,732
--------------------------------------------------------------------------------
Citizens Communications Co.                          6,331                84,075
--------------------------------------------------------------------------------
Qwest Communications International Inc.(a)          29,904               200,656
--------------------------------------------------------------------------------
Verizon Communications Inc.                         56,423             1,863,652
--------------------------------------------------------------------------------
                                                                       5,363,213
--------------------------------------------------------------------------------

INTERNET RETAIL--0.09%

Amazon.com, Inc.(a)                                  5,947               209,394
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES--1.43%

eBay Inc.(a)                                        22,237               765,175
--------------------------------------------------------------------------------
Google Inc.-Class A(a)                               3,896             1,628,294
--------------------------------------------------------------------------------
VeriSign, Inc.(a)                                    4,714               110,873
--------------------------------------------------------------------------------
Yahoo! Inc.(a)                                      24,326               797,407
--------------------------------------------------------------------------------
                                                                       3,301,749
--------------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE--2.46%

Bear Stearns Cos. Inc. (The)                         2,300               327,773
--------------------------------------------------------------------------------
Charles Schwab Corp. (The)                          19,891               356,049
--------------------------------------------------------------------------------
E*TRADE Financial Corp.(a)                           8,055               200,408
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                      8,404             1,347,077
--------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                        5,212               787,794
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                           17,702             1,349,955
--------------------------------------------------------------------------------
Morgan Stanley                                      20,700             1,331,010
--------------------------------------------------------------------------------
                                                                       5,700,066
--------------------------------------------------------------------------------

IT CONSULTING & OTHER SERVICES--0.02%

Unisys Corp.(a)                                      6,591                41,128
--------------------------------------------------------------------------------

                                                    SHARES              VALUE
--------------------------------------------------------------------------------

LEISURE PRODUCTS--0.11%

Brunswick Corp.                                      1,831         $      71,812
--------------------------------------------------------------------------------
Hasbro, Inc.                                         3,430                67,605
--------------------------------------------------------------------------------
Mattel, Inc.                                         7,493               121,237
--------------------------------------------------------------------------------
                                                                         260,654
--------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE--1.21%

AFLAC Inc.                                           9,602               456,479
--------------------------------------------------------------------------------
Lincoln National Corp.                               5,498               319,324
--------------------------------------------------------------------------------
MetLife, Inc.                                       14,611               761,233
--------------------------------------------------------------------------------
Principal Financial Group, Inc.                      5,387               276,407
--------------------------------------------------------------------------------
Prudential Financial, Inc.                           9,541               745,438
--------------------------------------------------------------------------------
Torchmark Corp.                                      1,996               119,980
--------------------------------------------------------------------------------
UnumProvident Corp.                                  5,756               116,904
--------------------------------------------------------------------------------
                                                                       2,795,765
--------------------------------------------------------------------------------

MANAGED HEALTH CARE--1.37%

Aetna Inc.                                          10,932               420,882
--------------------------------------------------------------------------------
CIGNA Corp.                                          2,333               249,631
--------------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                        3,090               153,481
--------------------------------------------------------------------------------
Humana Inc.(a)                                       3,151               142,362
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                             26,146             1,300,502
--------------------------------------------------------------------------------
WellPoint Inc.(a)                                   12,723               903,333
--------------------------------------------------------------------------------
                                                                       3,170,191
--------------------------------------------------------------------------------

METAL & GLASS CONTAINERS--0.06%

Ball Corp.                                           2,010                80,360
--------------------------------------------------------------------------------
Pactiv Corp.(a)                                      2,762                67,227
--------------------------------------------------------------------------------
                                                                         147,587
--------------------------------------------------------------------------------

MOTORCYCLE MANUFACTURERS--0.12%

Harley-Davidson, Inc.                                5,253               267,063
--------------------------------------------------------------------------------

MOVIES & ENTERTAINMENT--1.70%

News Corp.-Class A                                  46,276               794,096
--------------------------------------------------------------------------------
Time Warner Inc.                                    86,854             1,511,260
--------------------------------------------------------------------------------
Viacom Inc.-Class B(a)                              14,897               593,347
--------------------------------------------------------------------------------
Walt Disney Co. (The)                               37,126             1,038,043
--------------------------------------------------------------------------------
                                                                       3,936,746
--------------------------------------------------------------------------------

MULTI-LINE INSURANCE--1.87%

American International Group, Inc.                  50,038             3,264,980
--------------------------------------------------------------------------------
Genworth Financial Inc.-Class A                      7,262               241,098
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)        5,830               535,952
--------------------------------------------------------------------------------
Loews Corp.                                          2,615               277,582
--------------------------------------------------------------------------------
                                                                       4,319,612
--------------------------------------------------------------------------------

MULTI-UTILITIES--1.35%

Ameren Corp.                                         3,946               198,760
--------------------------------------------------------------------------------
CenterPoint Energy, Inc.                             5,977                71,843
--------------------------------------------------------------------------------
CMS Energy Corp.(a)                                  4,255                56,677
--------------------------------------------------------------------------------
Consolidated Edison, Inc.                            4,731               204,001
--------------------------------------------------------------------------------
Dominion Resources, Inc.                             6,698               501,479
--------------------------------------------------------------------------------
DTE Energy Co.                                       3,427               139,753
--------------------------------------------------------------------------------
Duke Energy Corp.                                   23,889               695,648
--------------------------------------------------------------------------------
KeySpan Corp.                                        3,365               135,879
--------------------------------------------------------------------------------
NiSource Inc.                                        5,255               110,933
--------------------------------------------------------------------------------
PG&E Corp.                                           6,656               265,175
--------------------------------------------------------------------------------
Public Service Enterprise Group Inc.                 4,832               302,966
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM S&P 500 INDEX FUND

                                                    SHARES              VALUE
--------------------------------------------------------------------------------

MULTI-UTILITIES--(CONTINUED)

Sempra Energy                                        4,981         $     229,226
--------------------------------------------------------------------------------
TECO Energy, Inc.                                    4,015                64,160
--------------------------------------------------------------------------------
Xcel Energy, Inc.                                    7,784               146,650
--------------------------------------------------------------------------------
                                                                       3,123,150
--------------------------------------------------------------------------------

OFFICE ELECTRONICS--0.11%

Xerox Corp.(a)                                      17,953               252,060
--------------------------------------------------------------------------------

OFFICE SERVICES & SUPPLIES--0.14%

Avery Dennison Corp.                                 2,129               133,062
--------------------------------------------------------------------------------
Pitney Bowes Inc.                                    4,375               183,094
--------------------------------------------------------------------------------
                                                                         316,156
--------------------------------------------------------------------------------

OIL & GAS DRILLING--0.45%

Nabors Industries Ltd.(a)                            6,090               227,340
--------------------------------------------------------------------------------
Noble Corp.                                          2,643               208,638
--------------------------------------------------------------------------------
Rowan Cos., Inc.                                     2,107                93,403
--------------------------------------------------------------------------------
Transocean Inc.(a)                                   6,283               509,363
--------------------------------------------------------------------------------
                                                                       1,038,744
--------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES--1.60%

Baker Hughes Inc.                                    6,597               533,236
--------------------------------------------------------------------------------
BJ Services Co.                                      6,248               237,736
--------------------------------------------------------------------------------
Halliburton Co.                                      9,951               777,671
--------------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                       3,367               232,222
--------------------------------------------------------------------------------
Schlumberger Ltd.                                   22,780             1,575,009
--------------------------------------------------------------------------------
Weatherford International Ltd.(a)                    6,723               355,848
--------------------------------------------------------------------------------
                                                                       3,711,722
--------------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION--1.08%

Anadarko Petroleum Corp.                             4,442               465,611
--------------------------------------------------------------------------------
Apache Corp.                                         6,367               452,312
--------------------------------------------------------------------------------
Chesapeake Energy  Corp.                             7,202               228,159
--------------------------------------------------------------------------------
Devon Energy Corp.                                   8,517               511,957
--------------------------------------------------------------------------------
EOG Resources, Inc.                                  4,675               328,325
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                     2,235               223,187
--------------------------------------------------------------------------------
XTO Energy, Inc.                                     7,001               296,492
--------------------------------------------------------------------------------
                                                                       2,506,043
--------------------------------------------------------------------------------

OIL & GAS REFINING & MARKETING--0.42%

Sunoco, Inc.                                         2,566               207,949
--------------------------------------------------------------------------------
Valero Energy Corp.                                 11,987               776,038
--------------------------------------------------------------------------------
                                                                         983,987
--------------------------------------------------------------------------------

OIL & GAS STORAGE & TRANSPORTATION--0.26%

El Paso Corp.                                       12,708               164,060
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                  2,028               178,504
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                           11,463               251,384
--------------------------------------------------------------------------------
                                                                         593,948
--------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES--5 33%

Bank of America Corp.                               89,542             4,469,937
--------------------------------------------------------------------------------
Citigroup Inc.                                      96,223             4,806,339
--------------------------------------------------------------------------------



                                                    SHARES              VALUE
--------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)

JPMorgan Chase & Co.                                67,195         $   3,049,309
--------------------------------------------------------------------------------
                                                                      12,325,585
--------------------------------------------------------------------------------

PACKAGED FOODS & MEATS--0.90%

Campbell Soup Co.                                    3,552               114,161
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                 10,009               227,004
--------------------------------------------------------------------------------
Dean Foods Co.(a)                                    2,616               103,620
--------------------------------------------------------------------------------
General Mills, Inc.                                  6,865               338,719
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                     6,457               268,030
--------------------------------------------------------------------------------
Hershey Co. (The)                                    3,454               184,236
--------------------------------------------------------------------------------
Kellogg Co.                                          4,845               224,372
--------------------------------------------------------------------------------
McCormick & Co., Inc.                                2,556                89,026
--------------------------------------------------------------------------------
Sara Lee Corp.                                      14,653               261,849
--------------------------------------------------------------------------------
Tyson Foods, Inc.-Class A                            4,856                70,898
--------------------------------------------------------------------------------
Wrigley Jr. (Wm.) Co.                                3,420               160,979
--------------------------------------------------------------------------------
Wrigley Jr. (Wm.) Co.-Class B                          855                40,271
--------------------------------------------------------------------------------
                                                                       2,083,165
--------------------------------------------------------------------------------

PAPER PACKAGING--0.11%

Bemis Co., Inc.                                      2,029                63,832
--------------------------------------------------------------------------------
Sealed Air Corp.                                     1,568                84,437
--------------------------------------------------------------------------------
Temple-Inland Inc.                                   2,136                99,196
--------------------------------------------------------------------------------
                                                                         247,465
--------------------------------------------------------------------------------

PAPER PRODUCTS--0.19%

International Paper Co.                              9,495               345,143
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                   3,498                99,728
--------------------------------------------------------------------------------
                                                                         444,871
--------------------------------------------------------------------------------

PERSONAL PRODUCTS--0.19%

Alberto-Culver Co.                                   1,456                65,476
--------------------------------------------------------------------------------
Avon Products, Inc.                                  8,684               283,185
--------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                 2,296                85,228
--------------------------------------------------------------------------------
                                                                         433,889
--------------------------------------------------------------------------------

PHARMACEUTICALS--6.27%

Abbott Laboratories                                 29,661             1,267,711
--------------------------------------------------------------------------------
Allergan, Inc.                                       2,923               300,250
--------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                         2,038               123,401
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                            37,766               958,501
--------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                         6,281               253,627
--------------------------------------------------------------------------------
Johnson & Johnson                                   57,372             3,362,573
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                        4,666                81,142
--------------------------------------------------------------------------------
Lilly (Eli) and Co.                                 21,784             1,152,809
--------------------------------------------------------------------------------
Merck & Co. Inc.                                    42,162             1,451,216
--------------------------------------------------------------------------------
Mylan Laboratories Inc.                              4,213                92,012
--------------------------------------------------------------------------------
Pfizer Inc.                                        141,848             3,593,010
--------------------------------------------------------------------------------
Schering-Plough Corp.                               28,521               551,026
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                      1,959                55,714
--------------------------------------------------------------------------------
Wyeth                                               25,911             1,261,088
--------------------------------------------------------------------------------
                                                                      14,504,080
--------------------------------------------------------------------------------

PHOTOGRAPHIC PRODUCTS--0.06%

Eastman Kodak Co.                                    5,536               149,251
--------------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE--1.41%

ACE Ltd.                                             6,213               345,070
--------------------------------------------------------------------------------
Allstate Corp. (The)                                12,433               702,340
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM S&P 500 INDEX FUND

                                                   SHARES              VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--(CONTINUED)

Ambac Financial Group, Inc.                          2,034         $     167,520
--------------------------------------------------------------------------------
Chubb Corp. (The)                                    7,706               397,167
--------------------------------------------------------------------------------
Cincinnati Financial Corp.                           3,356               143,100
--------------------------------------------------------------------------------
MBIA Inc.                                            2,583               154,024
--------------------------------------------------------------------------------
Progressive Corp. (The)                              3,791               411,437
--------------------------------------------------------------------------------
Safeco Corp.                                         2,376               123,315
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                 13,415               590,663
--------------------------------------------------------------------------------
XL Capital Ltd.-Class A                              3,362               221,522
--------------------------------------------------------------------------------
                                                                       3,256,158
--------------------------------------------------------------------------------

PUBLISHING--0.44%

Dow Jones & Co., Inc.                                1,138                42,072
--------------------------------------------------------------------------------
Gannett Co., Inc.                                    4,589               252,395
--------------------------------------------------------------------------------
Knight Ridder, Inc.                                  1,291                80,042
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                         7,077               393,906
--------------------------------------------------------------------------------
Meredith Corp.                                         807                40,027
--------------------------------------------------------------------------------
New York Times Co. (The)-Class A                     2,798                69,362
--------------------------------------------------------------------------------
Tribune Co.                                          5,046               145,476
--------------------------------------------------------------------------------
                                                                       1,023,280
--------------------------------------------------------------------------------

RAILROADS--0.76%

Burlington Northern Santa Fe Corp.                   7,189               571,741
--------------------------------------------------------------------------------
CSX Corp.                                            4,229               289,644
--------------------------------------------------------------------------------
Norfolk Southern Corp.                               7,946               429,084
--------------------------------------------------------------------------------
Union Pacific Corp.                                  5,107               465,810
--------------------------------------------------------------------------------
                                                                       1,756,279
--------------------------------------------------------------------------------

REAL ESTATE--0.51%

Apartment Investment & Management Co.-Class A        1,861                83,168
--------------------------------------------------------------------------------
Boston Properties, Inc.                              1,730               152,707
--------------------------------------------------------------------------------
Equity Office Properties Trust                       7,157               231,171
--------------------------------------------------------------------------------
Equity Residential                                   5,598               251,182
--------------------------------------------------------------------------------
ProLogis                                             4,693               235,683
--------------------------------------------------------------------------------
Vornado Realty Trust                                 2,287               218,729
--------------------------------------------------------------------------------
                                                                       1,172,640
--------------------------------------------------------------------------------

REGIONAL BANKS--1.89%

AmSouth Bancorp                                      6,661               192,769
--------------------------------------------------------------------------------
BB&T Corp.                                          10,321               443,184
--------------------------------------------------------------------------------
Compass Bancshares, Inc.                             2,382               130,915
--------------------------------------------------------------------------------
Fifth Third Bancorp                                 10,711               432,939
--------------------------------------------------------------------------------
First Horizon National Corp.                         2,428               102,996
--------------------------------------------------------------------------------
Huntington Bancshares Inc.                           4,794               115,775
--------------------------------------------------------------------------------
KeyCorp                                              7,809               298,460
--------------------------------------------------------------------------------
M&T Bank Corp.                                       1,529               182,563
--------------------------------------------------------------------------------
Marshall & Ilsley Corp.                              4,279               195,636
--------------------------------------------------------------------------------
National City Corp.                                 10,552               389,369
--------------------------------------------------------------------------------
North Fork Bancorp., Inc.                            9,169               276,262
--------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                   5,633               402,590
--------------------------------------------------------------------------------
Regions Financial Corp.                              8,796               321,142
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                 7,147               552,677
--------------------------------------------------------------------------------
Synovus Financial Corp.                              6,038               169,064
--------------------------------------------------------------------------------
Zions Bancorp                                        2,011               166,973
--------------------------------------------------------------------------------
                                                                       4,373,314
--------------------------------------------------------------------------------

RESIDENTIAL REIT'S--0.09%

Archstone-Smith Trust                                4,111               200,946
--------------------------------------------------------------------------------

                                                    SHARES             VALUE
--------------------------------------------------------------------------------

RESTAURANTS--0.82%

Darden Restaurants, Inc.                             2,535         $     100,386
--------------------------------------------------------------------------------
McDonald's Corp.                                    24,225               837,458
--------------------------------------------------------------------------------
Starbucks Corp.(a)                                  14,715               548,428
--------------------------------------------------------------------------------
Wendy's International, Inc.                          2,203               136,101
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                    5,317               274,783
--------------------------------------------------------------------------------
                                                                       1,897,156
--------------------------------------------------------------------------------

RETAIL REIT'S--0.19%

Kimco Realty Corp.                                   4,096               152,084
--------------------------------------------------------------------------------
Simon Property Group, Inc.                           3,526               288,709
--------------------------------------------------------------------------------
                                                                         440,793
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT--0.37%

Applied Materials, Inc.                             30,586               549,019
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                     3,846               185,223
--------------------------------------------------------------------------------
Novellus Systems, Inc.(a)                            2,571                63,504
--------------------------------------------------------------------------------
Teradyne, Inc.(a)                                    3,818                64,371
--------------------------------------------------------------------------------
                                                                         862,117
--------------------------------------------------------------------------------

SEMICONDUCTORS--2.60%

Advanced Micro Devices, Inc.(a)                      9,269               299,852
--------------------------------------------------------------------------------
Altera Corp.(a)                                      6,925               151,242
--------------------------------------------------------------------------------
Analog Devices, Inc.                                 7,057               267,601
--------------------------------------------------------------------------------
Applied Micro Circuits Corp.(a)                      5,673                20,820
--------------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                            8,491               349,065
--------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B(a)              7,910               250,510
--------------------------------------------------------------------------------
Intel Corp.                                        113,414             2,266,012
--------------------------------------------------------------------------------
Linear Technology Corp.                              5,892               209,166
--------------------------------------------------------------------------------
LSI Logic Corp.(a)                                   7,550                80,407
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                      6,180               217,907
--------------------------------------------------------------------------------
Micron Technology, Inc.(a)                          12,964               219,999
--------------------------------------------------------------------------------
National Semiconductor Corp.                         6,505               195,020
--------------------------------------------------------------------------------
Nvidia Corp.(a)                                      6,598               192,794
--------------------------------------------------------------------------------
PMC-Sierra, Inc.(a)                                  3,581                44,512
--------------------------------------------------------------------------------
Texas Instruments Inc.                              30,851             1,070,838
--------------------------------------------------------------------------------
Xilinx, Inc.                                         6,645               183,867
--------------------------------------------------------------------------------
                                                                       6,019,612
--------------------------------------------------------------------------------

SOFT DRINKS--1.61%

Coca-Cola Co. (The)                                 39,713             1,666,358
--------------------------------------------------------------------------------
Coca-Cola Enterprises Inc.                           5,848               114,211
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                     2,606                83,653
--------------------------------------------------------------------------------
PepsiCo, Inc.                                       31,939             1,860,127
--------------------------------------------------------------------------------
                                                                       3,724,349
--------------------------------------------------------------------------------

SPECIALIZED CONSUMER SERVICES--0.06%

H&R Block, Inc.                                      6,315               144,171
--------------------------------------------------------------------------------

SPECIALIZED FINANCE--0.22%

CIT Group, Inc.                                      3,850               207,938
--------------------------------------------------------------------------------
Moody's Corp.                                        4,689               290,765
--------------------------------------------------------------------------------
                                                                         498,703
--------------------------------------------------------------------------------

SPECIALIZED REIT'S--0.11%

Plum Creek Timber Co., Inc.                          3,553               128,974
--------------------------------------------------------------------------------
Public Storage, Inc.                                 1,593               122,470
--------------------------------------------------------------------------------
                                                                         251,444
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM S&P 500 INDEX FUND


                                                      SHARES            VALUE
--------------------------------------------------------------------------------

SPECIALTY CHEMICALS--0.18%

Ecolab Inc.                                          3,514         $     132,829
--------------------------------------------------------------------------------
International Flavors & Fragrances Inc.              1,521                53,737
--------------------------------------------------------------------------------
Rohm and Haas Co.                                    2,776               140,466
--------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                  1,289                88,438
--------------------------------------------------------------------------------
                                                                         415,470
--------------------------------------------------------------------------------

SPECIALTY STORES--0.32%

Office Depot, Inc.(a)                                5,699               231,265
--------------------------------------------------------------------------------
OfficeMax Inc.                                       1,365                52,826
--------------------------------------------------------------------------------
Staples, Inc.                                       14,047               370,981
--------------------------------------------------------------------------------
Tiffany & Co.                                        2,741                95,634
--------------------------------------------------------------------------------
                                                                         750,706
--------------------------------------------------------------------------------

STEEL--0.25%

Allegheny Technologies, Inc.                         1,666               115,520
--------------------------------------------------------------------------------
Nucor Corp.                                          2,995               325,916
--------------------------------------------------------------------------------
United States Steel Corp.                            2,097               143,645
--------------------------------------------------------------------------------
                                                                         585,081
--------------------------------------------------------------------------------

SYSTEMS SOFTWARE--2.55%

BMC Software, Inc.(a)                                4,102                88,357
--------------------------------------------------------------------------------
CA Inc.                                              8,795               223,041
--------------------------------------------------------------------------------
Microsoft Corp.                                    171,320             4,137,378
--------------------------------------------------------------------------------
Novell, Inc.(a)                                      7,507                61,707
--------------------------------------------------------------------------------
Oracle Corp.(a)                                     72,645             1,059,891
--------------------------------------------------------------------------------
Symantec Corp.(a)                                   20,112               329,435
--------------------------------------------------------------------------------
                                                                       5,899,809
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE--1.61%

Countrywide Financial Corp.                         11,624               472,632
--------------------------------------------------------------------------------
Fannie Mae                                          18,658               944,095
--------------------------------------------------------------------------------
Freddie Mac                                         13,321               813,380
--------------------------------------------------------------------------------
Golden West Financial Corp.                          4,935               354,679
--------------------------------------------------------------------------------
MGIC Investment Corp.                                1,686               119,200
--------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                              6,884               152,618
--------------------------------------------------------------------------------
Washington Mutual, Inc.                             19,114               861,277
--------------------------------------------------------------------------------
                                                                       3,717,881
--------------------------------------------------------------------------------

TIRES & RUBBER--0.03%

Cooper Tire & Rubber Co.                             1,182                15,011
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The)(a)                  3,411                47,754
--------------------------------------------------------------------------------
                                                                          62,765
--------------------------------------------------------------------------------

TOBACCO--1.41%

Altria Group, Inc.                                  40,231             2,943,300
--------------------------------------------------------------------------------
Reynolds American Inc.                               1,648               180,703
--------------------------------------------------------------------------------
UST Inc.                                             3,153               138,511
--------------------------------------------------------------------------------
                                                                       3,262,514
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS--0.05%

W.W. Grainger, Inc.                                  1,473               113,303
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES--0.82%

ALLTEL Corp.                                         7,478               481,359
--------------------------------------------------------------------------------


                                                   SHARES               VALUE
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)

Sprint Nextel Corp.                                 57,203         $   1,418,634
--------------------------------------------------------------------------------
                                                                       1,899,993
--------------------------------------------------------------------------------
     Total Common Stocks & Other Equity Interests
      (Cost $187,790,626)                                            229,145,735
--------------------------------------------------------------------------------


                                                 PRINCIPAL
                                                   AMOUNT
--------------------------------------------------------------------------------

U.S. TREASURY BILLS--0.26%

   4.46%, 06/15/06(c)                        $     400,000(d)            397,662
--------------------------------------------------------------------------------
   4.48%, 06/15/06(c)                              100,000(d)             99,416
--------------------------------------------------------------------------------
   4.51%, 06/15/06(c)                              100,000(d)             99,416
--------------------------------------------------------------------------------
      Total U.S. Treasury Securities
      (Cost $596,494)                                                    596,494
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)--99.27%
  (Cost $188,387,120)                                                229,742,229
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--0.80%

State Street Bank & Trust, 4.45%,
  05/01/06 (Cost $1,855,319)(e)              1,855,319                 1,855,319
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.07%
  (Cost $190,242,439)                                                231,597,548
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--(0.07)%                                  (166,915)
--------------------------------------------------------------------------------
NET ASSETS--100.00%                                                $ 231,430,633
================================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Each unit represents one common share and one trust share.

(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d) Principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 2.

(e) Repurchase agreement entered into April 28, 2006 with a maturing value of $1,856,007. Collateralized by $1,910,000 U.S. Government obligations, 4.00% due May 01, 2006 with an aggregate value at April 30, 2006 of $1,892,810.

See accompanying notes which are an integral part of this schedule.

AIM S&P 500 INDEX FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2006
(Unaudited)



NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM S&P 500 INDEX FUND
    value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to

AIM S&P 500 INDEX FUND
    reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

F. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.


NOTE 2--FUTURES CONTRACTS

On April 30, 2006, $600,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------------------------------
                                                                                                            CHANGE IN
                                     NUMBER OF          MONTH/                     VALUE                    UNREALIZED
CONTRACT                             CONTRACTS        COMMITMENT                  04/30/06                 APPRECIATION
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                            8            Jun-06/Long                $2,631,800                $     24,206
----------------------------------------------------------------------------------------------------------------------------



NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2006 was $13,902,833 and $30,270,873, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ------------------------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                              $ 52,924,692
     ------------------------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                             (18,157,206)
     ======================================================================================================
     Net unrealized appreciation of investment securities                                    $ 34,767,486
     ______________________________________________________________________________________________________
     ======================================================================================================
     Cost of investments for tax purposes is $196,830,062.

Item 2. Controls and Procedures.

     (a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM STOCK FUNDS


By: /s/ Robert H. Graham
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: June 29, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Graham
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: June 29, 2006


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: June 29, 2006

                                  EXHIBIT INDEX

Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.